Cash (Details) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash at Bank and in hand:
Cash at bank and in hand	$ 5,119,887	$ 4,727,430
Total Cash	$ 5,119,887	$ 4,727,430	$ 3,994,924